UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz Tracy Fitzhugh & Gott Inc
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94112

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial & Administrative Officer
Phone:     415-394-6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     March 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $133,677 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3102     3500 SH       SOLE                     3500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    29919    10192 SH       SOLE                    10192        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104     2977    35921 SH  PUT  SOLE                    35921        0        0
GENERAL ELEC CO                COM              369604103      345     9840 SH       SOLE                     9840        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      421     7080 SH       SOLE                     7080        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1470    16660 SH       SOLE                    16660        0        0
ISHARES TR                     S&P 500 INDEX    464287200    22732   182340 SH       SOLE                   182340        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2545    38603 SH       SOLE                    38603        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     5860    84892 SH       SOLE                    84892        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     6231   122161 SH       SOLE                   122161        0        0
ISHARES TR                     RUSSELL 1000     464287622    12501   184646 SH       SOLE                   184646        0        0
SPDR TR                        UNIT SER 1       78462F103    45574   366025 SH       SOLE                   366025        0        0